Term Loan and Revolving Credit Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 7,000
Line of Credit Facility, Remaining Borrowing Capacity	3,978
Line Of Credit Facility, Remaining Borrowing Capacity, Uncommitted Amount	694
Letters of Credit Outstanding, Amount	151
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	3,000
Line of Credit Facility, Remaining Borrowing Capacity	2,978
Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	3,000
Line of Credit Facility, Remaining Borrowing Capacity	0
364-day Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 750
1B Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	1,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 1,000